UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom           July 6, 2012
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $473,820.44 (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------  ----------     --------    ----------------------  -------  -------- ------------------------
                         TITLE OF                  VALUE      SHARES OR   SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP       (x1000)      PRN AMT    PRN   CALL  DSCRTN   MANAGERS  SOLE      SHARED  NONE
-----------------------  --------  ----------     --------    ----------------------  -------  -------- ------------------------
ALLISON TRANSMISSION
  HLDNGS I                COM        01973R 10 1  21,376.12  1,217,319    SH              Sole           1,217,319
BERKSHIRE HATHAWAY
  INC-CL A                CL A       084670 10 8  20,990.76        168    SH              Sole                 168
BERKSHIRE HATHAWAY
  INC-CL B                CL B NEW   084670 70 2  64,440.17    773,313    SH              Sole             773,313
CITIGROUP INC             COM NEW    172967 42 4   4,231.14    154,365    SH              Sole             154,365
CSX CORP                  COM        126408 10 3  29,772.59  1,331,511    SH              Sole           1,331,511
E M C CORP MASS           COM        268648 10 2  13,512.80    527,226    SH              Sole             527,226
GOOGLE INC                CL A       38259P 50 8  19,925.40     34,350    SH              Sole              34,350
HALLIBURTON CO            COM        406216 10 1   7,678.42    270,462    SH              Sole             270,462
JPMORGAN CHASE & CO       COM        46625H 10 0  23,158.15    648,143    SH              Sole             648,143
MCDONALDS CORP            COM        580135 10 1  17,705.11    199,990    SH              Sole             199,990
NRG ENERGY INC            COM NEW    629377 50 8   5,225.36    301,000    SH              Sole             301,000
OASIS PETE INC NEW        COM        674215 10 8   8,099.19    334,954    SH              Sole             334,954
ORACLE CORP               COM        68389X 10 5  54,339.39  1,829,609    SH              Sole           1,829,609
PENNEY J C INC            COM        708160 10 6  17,682.97    758,600    SH              Sole             758,600
REPUBLIC SVCS INC         COM        760759 10 0  37,757.34  1,426,959    SH              Sole           1,426,959
SENSATA TECHNOLOGIES
  HLDG BV                 SHS        N7902X 10 6  10,766.23    402,025    SH              Sole             402,025
TARGET CORP               COM        87612E 10 6  25,780.90    443,047    SH              Sole             443,047
TIME WARNER CABLE INC     COM        88732J 20 7  26,100.66    317,913    SH              Sole             317,913
UNITED TECHNOLOGIES CORP  COM        913017 10 9  44,622.44    590,791    SH              Sole             590,791
WILLIAMS COS INC DEL      COM        969457 10 0  20,655.29    716,700    SH              Sole             716,700